UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 96.7%
AUSTRALIA 21.8%
DIVERSIFIED 8.9%
BGP Holdings PLC (EUR) (a),(b)	55,752,507	$0
Dexus Property Group	22,665,372	16,896,103
FKP Property Group	5,370,730	3,600,923
GPT Group	57,012,746	34,453,196
Mirvac Group	18,914,989	28,033,825
Stockland	11,897,020	42,821,841
		125,805,888
INDUSTRIAL 2.2%
Goodman Group	46,206,409	27,107,586
ING Industrial Fund	6,255,484	3,476,710
		30,584,296
OFFICE 2.3%
Commonwealth Property Office Fund	22,625,879	18,962,519
ING Office Fund	27,799,584	13,733,882
		32,696,401
RETAIL 8.4%
CFS Retail Property Trust	4,320,259	7,660,777
Westfield Group	9,045,548	110,921,738
		118,582,515
TOTAL AUSTRALIA		307,669,100

AUSTRIA 1.5%
DIVERSIFIED 0.7%
CA Immobilien Anlagen AG(a)	436,488	5,646,411
Conwert Immobilien Invest SE(a)	268,750	3,692,853
		9,339,264
OFFICE 0.8%
Atrium European Real Estate Ltd.(a)	1,625,934	11,682,406
TOTAL AUSTRIA		21,021,670

	Number of Shares	Value
BRAZIL 2.5%
RESIDENTIAL 1.4%
MRV Engenharia e Participacoes SA	633,908	$12,165,767
Multiplan Empreendimentos Imobiliarios SA	491,100	7,692,495
		19,858,262
RETAIL 1.1%
BR Malls Participacoes SA(a)	1,309,689	15,450,723
TOTAL BRAZIL		35,308,985

CANADA 4.9%
DIVERSIFIED 1.0%
Brookfield Asset Management	315,407	7,179,254
Canadian Real Estate Investment Trust	295,921	7,130,959
		14,310,213
HEALTH CARE 0.4%
Chartwell Seniors Housing Real Estate Investment Trust	933,946	5,800,907

OFFICE 1.4%
Brookfield Properties Corp.	1,707,915	19,231,123

RESIDENTIAL 1.2%
Boardwalk REIT	398,241	14,339,131
Melcor Developments Ltd.	13,415	119,033
Northern Property Real Estate Investment Trust	142,750	2,733,269
		17,191,433
RETAIL 0.9%
Primaris Retail REIT	936,043	13,288,987
TOTAL CANADA		69,822,663

FINLAND 0.8%
DIVERSIFIED
Sponda Oyj(a)	2,681,187	10,632,718

	Number of Shares	Value
FRANCE 6.6%
DIVERSIFIED
Gecina SA	94,760	$11,301,356
ICADE	133,748	14,326,704
Unibail-Rodamco	324,302	67,364,785
		92,992,845
GERMANY 0.9%
DIVERSIFIED 0.2%
IVG Immobilien AG(a)	314,552	3,443,039

OFFICE 0.3%
Alstria Office AG	310,108	3,575,914

RESIDENTIAL 0.4%
Deutsche Wohnen AG(a)	185,169	1,826,317
Gagfah SA	346,253	3,835,635
		5,661,952
TOTAL GERMANY		12,680,905

HONG KONG 21.1%
DIVERSIFIED 15.3%
China Resources Land Ltd.	10,104,000	22,111,321
Glorious Property Holdings Ltd.(a),(b)	20,760,000	11,786,247
Great Eagle Holdings Ltd.	4,230,221	10,523,630
Hang Lung Properties Ltd.	4,811,000	17,785,066
Henderson Land Development Company Ltd.	4,829,599	31,033,868
Hysan Development Company Ltd.	6,334,430	15,938,140
New World China Land Ltd.	8,152,200	3,902,512
New World Development Ltd.	9,069,000	19,308,069
Shimao Property Holdings Ltd.	3,783,000	6,413,974
Sun Hung Kai Properties Ltd.	5,227,780	77,168,280
		215,971,107

	Number of Shares	Value
HOTEL 0.3%
Shangri-La Asia Ltd.	160,000	$301,417
Wynn Macau Ltd.(a),(b)	3,110,800	4,046,021
		4,347,438
OFFICE 2.8%
Hongkong Land Holdings Ltd. (USD)	9,065,071	39,433,059

RESIDENTIAL 1.4%
China Overseas Land & Investment Ltd.	9,354,040	20,252,875

RETAIL 1.3%
Link REIT	8,491,668	18,736,334
TOTAL HONG KONG		298,740,813

JAPAN 19.5%
DIVERSIFIED 17.4%
Goldcrest Co., Ltd.	488,255	14,767,585
Haseko Corp.(a)	6,878,000	6,742,762
Heiwa Real Estate Co., Ltd.	972,000	3,335,108
Kenedix Realty Investment Corp.	1,148	4,309,876
Mitsubishi Estate Co., Ltd.	4,972,400	78,215,661
Mitsui Fudosan Co., Ltd.	4,184,871	70,816,232
NTT Urban Development Corp.	8,939	8,205,577
Sumitomo Realty & Development Co., Ltd.	2,301,000	42,116,003
Tokyo Tatemono Co., Ltd.	2,797,000	13,678,861
Top REIT	929	4,470,874
		246,658,539
OFFICE 0.8%
DA Office Investment Corp.	2,808	9,228,095
Global One Real Estate Investment Corp.	220	1,622,459
		10,850,554
RETAIL 1.3%
AEON Mall Co., Ltd.	803,465	16,728,971

	Number of Shares	Value
Japan Retail Fund Investment Corp.	230	$1,247,814
		17,976,785
TOTAL JAPAN		275,485,878

NETHERLANDS 1.2%
RETAIL
Corio NV	148,912	10,270,108
VastNed Retail NV	98,875	6,364,853
		16,634,961
NORWAY 0.5%
OFFICE
Norwegian Property ASA(a)	4,456,396	7,522,353

SINGAPORE 3.9%
DIVERSIFIED 3.2%
Allgreen Properties Ltd.	7,128,000	5,717,985
CapitaLand Ltd.	12,360,000	32,640,614
Keppel Land Ltd.	3,637,600	7,075,586
		45,434,185
OFFICE 0.7%
CapitaCommercial Trust	13,056,000	9,639,186

RETAIL 0.0%
CapitaMall Trust	432,000	567,352
TOTAL SINGAPORE		55,640,723

SWEDEN 0.7%
DIVERSIFIED 0.4%
Castellum AB	138,158	1,337,713
Fabege AB	793,082	4,664,285
		6,001,998
OFFICE 0.3%
Wihlborgs Fastigheter AB	220,904	4,095,597
TOTAL SWEDEN		10,097,595

	Number of Shares	Value
UNITED KINGDOM 9.8%
DIVERSIFIED 6.8%
British Land Co., PLC	3,175,142	$24,113,345
Hammerson PLC	3,027,095	19,075,271
Land Securities Group PLC	3,783,791	37,794,190
London & Stamford Property Ltd.	3,270,661	6,729,777
Unite Group PLC	1,976,294	8,314,532
		96,027,115
INDUSTRIAL 1.2%
Segro PLC	2,932,440	17,222,824

OFFICE 1.2%
Derwent London PLC	510,120	9,946,036
Great Portland Estates PLC	1,583,499	6,698,686
		16,644,722
SELF STORAGE 0.6%
Big Yellow Group PLC	1,547,267	9,272,875
TOTAL UNITED KINGDOM		139,167,536

UNITED STATES 1.0%
INDUSTRIAL
ProLogis	1,212,743	14,455,897
TOTAL COMMON STOCK (Identified cost—$1,113,547,419)		1,367,874,642

	Number of Rights
RIGHTS 0.1%
GERMANY
Deutsche Wohnen AG(a) expire 10/7/09	157,377	1,070,883

UNITED KINGDOM
Unite Group PLC(a),(b) expire 10/2/09	359,326	64,661
TOTAL RIGHTS (Identified cost—$1,127,058)		$1,135,544

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.2%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.00%(c)		100,000	$100,000
Federated U.S. Treasury Cash Reserves Fund, 0.00%(c)		2,500,355	2,500,355

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,600,355)			2,600,355

TOTAL INVESTMENTS (Identified cost—$1,117,274,832)	97.0%		1,371,610,541

OTHER ASSETS IN EXCESS OF LIABILITIES	3.0%		42,836,030

NET ASSETS	100.0%		$1,414,446,571

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 1.1% of net assets of the Fund.

(c) Rate quoted represents the seven day yield of the fund.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

NOTES TO FINANCIAL STATEMENTS (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock-Hong Kong	$298,740,813	282,908,545	$15,832,268	—
Common Stock-Other Countries	1,069,133,829	1,069,133,829	—	—
Rights-Germany	1,070,883	1,070,883	—	—
Rights- United Kingdom	64,661	—	64,661	—
Money Market Funds	2,600,355	—	2,600,355	—
Total Investments	$1,371,610,541	$1,353,113,257	$18,497,284	—

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 2. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$265,846,091
Gross unrealized depreciation	(11,510,382)
Net unrealized appreciation	$254,335,709

Cost for federal income tax purposes	$1,117,274,832

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name: James Giallanza
	Title: President and principal executive officer	Title: Treasurer and principal financial officer

Date: November 23, 2009